Consolidated Statement of Operations - EUR (€) shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Operations
Supply revenues	€ 34,863,000
Collaboration revenues	240,786,000	€ 239,724,000	€ 241,249,000
Total net revenues	275,649,000	239,724,000	241,249,000
Cost of sales	(34,863,000)
Research and development expenses	(335,459,000)	(241,294,000)	(269,797,000)
Sales and marketing expenses	(17,193,000)	(5,676,000)	(3,480,000)
General and administrative expenses	(117,245,000)	(128,289,000)	(135,155,000)
Other operating income	40,773,000	47,272,000	36,127,000
Operating loss	(188,338,000)	(88,263,000)	(131,056,000)
Fair value adjustments and net exchange differences	95,795,000	16,252,000	51,498,000
Other financial income	91,128,000	80,249,000	18,563,000
Other financial expenses	(1,670,000)	(2,613,000)	(9,854,000)
Profit / (Loss) (-) before tax	(3,085,000)	5,625,000	(70,849,000)
Income taxes	1,803,000	(9,613,000)	(572,000)
Net loss from continuing operations	(1,282,000)	(3,988,000)	(71,421,000)
Net profit/(loss) (-) from discontinued operations, net of tax	75,364,000	215,685,000	(146,570,000)
Net profit / (loss) (-)	74,082,000	211,697,000	(217,991,000)
Net loss attributable to:
Owners of the parent	€ 74,082,000	€ 211,697,000	€ (217,991,000)
Basic and diluted loss per share (in EUR per share)	€ 1.12	€ 3.21	€ (3.32)
Basic and Diluted loss per share (in EUR per share).	1.12	3.21	(3.32)
Basic and diluted loss per share from continuing operations (in EUR per share)	(0.02)	(0.06)	(1.09)
Basic and Diluted loss per share from continuing operations (in EUR per share).	€ (0.02)	€ (0.06)	€ (1.09)
Weighted average number of shares - Basic (in '000 shares)	65,897	65,884	65,699
Weighted average number of shares - Diluted (in '000 shares)	65,897	65,884	65,699